Northern Lights Fund Trust III

Leland Currency Strategy Fund

Incorporated herein by reference is the definitive version of the Supplement for the Leland Currency Strategy Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 14, 2017, (SEC Accession 0001580642-17-001716).